OTHER INCOME AND EXPENSE - Other income - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER INCOME AND EXPENSE
Net gain on sale of debt and equity securities	$ 613,213	$ 198,562	$ 1,104
Foreign exchange gains (losses), net	363,034	312,267	283,440
Share of profit of equity accounted investees, net of tax	220,162	229,626	197,715
Gain on the sale of non-current assets held for sale	112,043	23,381	20,062
Dividends	91,565	84,686	71,487
Gain on sale of property, plant and equipment	22,941	24,381	390,472
Net gain in assets valuation	(50,326)	14,151	37,307
Other	344,267	395,909	357,094
Total	$ 1,716,899	$ 1,282,963	$ 1,358,681